Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000007288 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		6.32%	(4.67%)	(0.32%)
C000007287 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		6.54%	(4.43%)	(0.07%)
C000007237 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		7.56%	(0.06%)	3.32%
C000007243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		21.12%	7.07%	9.88%
C000007244 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		20.81%	6.80%	9.60%
C000007238 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		7.30%	(0.32%)	3.06%
C000007245 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		33.26%	7.28%	9.95%
C000007246 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		32.96%	7.02%	9.68%
C000007240 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		6.63%	(0.94%)	1.03%
C000007292 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		15.21%	4.60%	5.40%
C000007291 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		15.48%	4.86%	5.67%
C000007285 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		33.65%	4.37%	7.92%
C000007286 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		33.35%	4.11%	7.65%
C000007268 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		7.09%	0.41%	3.33%
C000007267 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		7.33%	0.66%	3.58%
C000007272 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		16.28%	12.17%	18.35%
C000007271 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		16.57%	12.45%	18.64%
C000007262 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		21.75%	5.25%	7.27%
C000007261 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		22.05%	5.51%	7.54%
C000007248 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		9.61%	9.74%	13.98%
C000007247 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		9.90%	10.02%	14.27%
C000007242 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		8.47%	3.63%	5.30%
C000007241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		8.65%	3.87%	5.56%
C000007239 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		6.99%	(0.68%)	1.29%
C000007264 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		16.07%	9.03%	10.93%
C000007263 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		16.36%	9.30%	11.21%
C000007250 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		15.82%	15.01%	13.59%
C000007249 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		16.10%	15.30%	13.88%
C000007281 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		12.50%	11.52%	13.81%
C000007282 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		12.22%	11.26%	13.53%
C000007290 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Average Annual Return, Percent		7.43%	6.50%	11.48%
C000007289 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
Average Annual Return, Percent		7.68%	6.77%	11.76%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[1],[2],[3]	8.17%	(2.15%)	1.26%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent	[4]	17.15%	13.15%	14.29%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[5],[6]	7.30%	(0.36%)	2.01%
MSCI EAFE Europe Australasia Far East Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia, Far East) Index (net div)
Average Annual Return, Percent	[7],[8]	31.22%	8.92%	8.18%
Standard And Poor s 500 Stock Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Average Annual Return, Percent	[9],[10]	17.88%	14.42%	14.82%
MSCI All Country World ex US Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Index (net div)
Average Annual Return, Percent	[11]	32.39%	7.91%	8.41%
MSCI Emerging Markets Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net div)
Average Annual Return, Percent	[12]	33.57%	4.20%	8.42%
MSCI All Country World Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Average Annual Return, Percent	[13],[14]	22.34%	11.19%	11.72%
JPMorgan Global Government Bond Index Unhedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JPMorgan Global Government Bond Index (Unhedged)
Average Annual Return, Percent	[1]	6.56%	(3.74%)	0.35%
Standard And Poor s North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Standard & Poor's North American Technology Sector Index
Average Annual Return, Percent	[10]	27.82%	18.02%	22.54%
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Average Annual Return, Percent	[5]	8.62%	4.50%	6.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent	[4]	18.56%	15.32%	18.13%
Bloomberg U S Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Average Annual Return, Percent	[6]	7.83%	(0.05%)	3.15%
MSCI All Country World ex US Growth Index net div [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World (ex-US) Growth Index (net div)
Average Annual Return, Percent	[11]	25.65%	4.01%	7.92%
MFS Global Tactical Allocation Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFS Global Tactical Allocation Blended Index
Average Annual Return, Percent	[2],[3]	10.78%	4.20%	5.81%
Bloomberg U S Government Mortgage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	[15]	7.09%	(0.53%)	1.46%

[1]	Source: FactSet Research Systems Inc.
[2]	Source: FactSet Research Systems Inc.
[3]	Source: FactSet Research Systems Inc.
[4]	Source: FactSet Research Systems Inc.
[5]	Source: FactSet Research Systems Inc.
[6]	Source: FactSet Research Systems Inc.
[7]	Source: FactSet Research Systems Inc.
[8]	Source: FactSet Research Systems Inc.
[9]	Source: FactSet Research Systems Inc.
[10]	Source: FactSet Research Systems Inc.
[11]	Source: FactSet Research Systems Inc.
[12]	Source: FactSet Research Systems Inc.
[13]	Source: FactSet Research Systems Inc.
[14]	Source: FactSet Research Systems Inc.
[15]	Source: FactSet Research Systems Inc.